SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION [Abstract]
Summary of Stock Option Activity Under Stock Option and Incentive Plans

The following table summarizes the share option activity under the 2004 and 2010 Plans for the year ended December 31, 2013:

	Number of shares	Weighted Average Per Share Exercise Price (US$)	Weighted- Average Grant-Date Fair Value Per Share (US$)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (US$)
Outstanding, January 1, 2013	19,492,430	0.47	0.25	-	-
Granted	3,903,500	1.53	1.03	-	-
Exercised	(1,507,470)	0.60	0.33	-	-
Expired	(670,985)	0.83	0.38	-	-
Forfeited	(482,240)	0.91	0.69	-	-
Outstanding, December 31, 2013	20,735,235	0.64	0.37	3.38	26,305
Vested and expected to vest at December 31, 2013	18,760,685	0.57	0.32	3.09	25,166
Exercisable at December 31, 2013	15,301,260	0.40	0.19	2.35	23,108

Schedule of Assumptions Used to Estimate Fair Value of Share Options

The following table presents the assumptions used to estimate the fair values of the share options granted/modified in the years presented:

	2011	2012	2013
Expected volatility range	68.3-68.6%	70.34%	73.73%-74.20%
Risk-free interest rate	2.2%-3.2%	1.1%	2.0%-2.25%
Dividend yield	0%	0%	0%
Sub optimal early exercise factor	1.5	1.5-2.5	1.5-2.5

Schedule of Total Share-Based Compensation Expenses

Total share-based compensation expenses relating to options granted to employees and directors for the years ended December 31, 2011, 2012 and 2013 are included in:

	2011	2012	2013
	RMB	RMB	RMB	US$
Fulfillment	1,491	1,922	1,755	290
Marketing	300	332	412	68
Technology and content	1,372	1,015	964	159
General and administrative	8,294	7,918	7,977	1,318